Registration Nos. 033-54662; 811-05006

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 40

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 31

Penn Mutual Variable Life Account I

(Exact name of trust)

THE PENN MUTUAL LIFE INSURANCE COMPANY

(Name of depositor)

600 Dresher Road

Horsham, Pennsylvania 19044

(Complete address of depositor’s principal executive offices)

Kevin T. Reynolds

Senior Vice President and Chief Legal Officer

The Penn Mutual Life Insurance Company

600 Dresher Road

Horsham, Pennsylvania 19044

(Name and complete address of agent for service)

Copy to:

Christopher D. Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	On October 15, 2019 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a) of Rule 485.
☐	On (date) pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 40 to the Registration Statement on Form N-6 for Penn Mutual Variable Life Account I is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until October 15, 2019, the effectiveness of Post-Effective Amendment No. 39 (“PEA No. 39”), which was filed with the Securities and Exchange Commission on July 17, 2019 (EDGAR Accession No. 0001193125-19-195658) pursuant to paragraph (a) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 39 by means of this filing, Parts A and B of PEA No. 39 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for Diversified Advantage VUL is incorporated herein by reference to Part A of PEA No. 39.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for Diversified Advantage VUL is incorporated herein by reference to Part B of PEA No. 39.

Part C

Other Information

Item 26: Exhibits

(a)(1)	Resolution of the Board of Trustees of The Penn Mutual Life Insurance Company establishing Penn Mutual Variable Life Account I (the “Registrant”). Incorporated herein by reference to Exhibit A(1)(a) to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form S-6 (File No. 033-87276), as filed with the U.S. Securities and Exchange Commission (the “SEC”) on April 30, 1999 (EDGAR Accession No. 0000950116-99-000867).

(a)(2)	Resolution of the Executive Committee of the Board of Trustees of The Penn Mutual Life Insurance Company relating to investments of the Registrant. Incorporated herein by reference to Exhibit A(1)(b) to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form S-6 (File No. 033-87276), as filed with the SEC on April 30, 1999 (EDGAR Accession No. 0000950116-99-000867).

(b)	Not applicable.

(c)(1)	Distribution Agreement between The Penn Mutual Life Insurance Company and Hornor, Townsend & Kent, LLC. Incorporated herein by reference to Exhibit A(3)(a)(1) to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form S-6 (File No. 033-87276), as filed with the SEC on April 30, 1999 (EDGAR Accession No. 0000950116-99-000867).

(c)(2)	Sales Support Agreement between The Penn Mutual Life Insurance Company and Hornor, Townsend & Kent, LLC. Incorporated herein by reference to Exhibit A(3)(a)(2) to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form S-6 (File No. 033-87276), as filed with the SEC on April 30, 1999 (EDGAR Accession No. 0000950116-99-000867).

(c)(3)	Form of Agent’s Agreement relating to broker-dealer supervision. Incorporated herein by reference to Exhibit 3(c) to the Registration Statement of Penn Mutual Variable Annuity Account III on Form N-4 (File No. 333-62811), as filed with the SEC on September 3, 1998 (EDGAR Accession No. 0001036050-98-001504).

(c)(4)	Form of Broker-Dealer Selling Agreement (for broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Incorporated herein by reference to Exhibit 3(d) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III on Form N-4 (File No. 333-62811), as filed with the SEC on November 30, 1998 (EDGAR Accession No. 0001036050-98-002055).

(c)(5)	Form of Broker-Dealer Selling Agreement (for broker-dealers with affiliated corporations licensed to sell variable annuity contracts and/or variable life insurance policies under state insurance laws, and companion Form of Corporate Insurance Agent Selling Agreement). Incorporated herein by reference to Exhibit 3(e) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III on Form N-4 (File No. 333-62811), as filed with the SEC on November 30, 1999 (EDGAR Accession No. 0001036050-98-002055).

(c)(6)	Schedule of Sales Commissions. Incorporated herein by reference to Exhibit A(3)(c) to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form S-6 (File No. 033-54662), as filed with the SEC on April 30, 1999 (EDGAR Accession No. 0000950116-99-000880).

(d)(1)	Flexible Premium Adjustable Variable Life Insurance Policy with Index-Linked Options (ICC19-VFL). Incorporated herein by reference to Exhibit d(1) to the Registrant’s Registration Statement on Form N-6 (File No. 033-54662), as filed with the SEC on July 17, 2019 (EDGAR Accession No. 0001193125-19-195658).

(d)(2)	Rider – Accidental Death Benefit (ICC12-ADB). Incorporated herein by reference to Exhibit d(2) to the Registrant’s Registration Statement on Form N-6 (File No. 033-54662), as filed with the SEC on July 17, 2019 (EDGAR Accession No. 0001193125-19-195658).

(d)(3)	Rider – Waiver of Surrender Charges (ICC12-WSC). Incorporated herein by reference to Exhibit d(3) to the Registrant’s Registration Statement on Form N-6 (File No. 033-54662), as filed with the SEC on July 17, 2019 (EDGAR Accession No. 0001193125-19-195658).

(d)(4)	Rider – Disability Waiver of Stiplated Premium (ICC12-WSP). Incorporated herein by reference to Exhibit d(4) to the Registrant’s Registration Statement on Form N-6 (File No. 033-54662), as filed with the SEC on July 17, 2019 (EDGAR Accession No. 0001193125-19-195658).

(d)(5)	Rider – Accelerated Benefit – Chronic Illness (ICC15-ABCI). Incorporated herein by reference to Exhibit d(5) to the Registrant’s Registration Statement on Form N-6 (File No. 033-54662), as filed with the SEC on July 17, 2019 (EDGAR Accession No. 0001193125-19-195658).

(d)(6)	Rider – Accelerated Death Benefit for Terminal Condition (ICC17-ACDB). Incorporated herein by reference to Exhibit d(6) to the Registrant’s Registration Statement on Form N-6 (File No. 033-54662), as filed with the SEC on July 17, 2019 (EDGAR Accession No. 0001193125-19-195658).

(d)(7)	Rider – Additional Insured Term Insurance (ICC19-AITI). Incorporated herein by reference to Exhibit d(7) to the Registrant’s Registration Statement on Form N-6 (File No. 033-54662), as filed with the SEC on July 17, 2019 (EDGAR Accession No. 0001193125-19-195658).

(d)(8)	Rider – Children’s Term Insurance (ICC19-CTI). Incorporated herein by reference to Exhibit d(8) to the Registrant’s Registration Statement on Form N-6 (File No. 033-54662), as filed with the SEC on July 17, 2019 (EDGAR Accession No. 0001193125-19-195658).

(d)(9)	Rider – Cash Value Enhancement (ICC19-CVER). Incorporated herein by reference to Exhibit d(9) to the Registrant’s Registration Statement on Form N-6 (File No. 033-54662), as filed with the SEC on July 17, 2019 (EDGAR Accession No. 0001193125-19-195658).

(d)(10)	Rider – Extended No-Lapse Guarantee (ICC19-ENLG). Incorporated herein by reference to Exhibit d(10) to the Registrant’s Registration Statement on Form N-6 (File No. 033-54662), as filed with the SEC on July 17, 2019 (EDGAR Accession No. 0001193125-19-195658).

(d)(11)	Rider – Guaranteed Increase Option (ICC19-GIO). Incorporated herein by reference to Exhibit d(11) to the Registrant’s Registration Statement on Form N-6 (File No. 033-54662), as filed with the SEC on July 17, 2019 (EDGAR Accession No. 0001193125-19-195658).

(d)(12)	Rider – Overloan Protection Benefit (ICC19-OPB). Incorporated herein by reference to Exhibit d(12) to the Registrant’s Registration Statement on Form N-6 (File No. 033-54662), as filed with the SEC on July 17, 2019 (EDGAR Accession No. 0001193125-19-195658).

(d)(13)	Rider – Supplemental Term Insurance (ICC19-STI). Incorporated herein by reference to Exhibit d(13) to the Registrant’s Registration Statement on Form N-6 (File No. 033-54662), as filed with the SEC on July 17, 2019 (EDGAR Accession No. 0001193125-19-195658).

(d)(14)	Rider – Supplemental Exchange (ICC12-SE). Incorporated herein by reference to Exhibit d(14) to the Registrant’s Registration Statement on Form N-6 (File No. 033-54662), as filed with the SEC on July 17, 2019 (EDGAR Accession No. 0001193125-19-195658).

(d)(15)	Rider – Disability Waiver of Monthly Deductions (ICC19-WMD). Incorporated herein by reference to Exhibit d(15) to the Registrant’s Registration Statement on Form N-6 (File No. 033-54662), as filed with the SEC on July 17, 2019 (EDGAR Accession No. 0001193125-19-195658).

(e)	Application Form for Life Insurance is to be filed by amendment.

(f)(1)	Charter of the Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 6(a) to the Registration Statement of Penn Mutual Variable Annuity Account III on Form N-4 (File No. 333-62811), as filed with the SEC on September 3, 1998 (EDGAR Accession No. 0001036050-98-001504).

(f)(2)	By-Laws of The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 6(b) to the Registration Statement of Penn Mutual Variable Annuity Account III on Form N-4 (File No. 333-177543), as filed with the SEC on April 13, 2012 (EDGAR Accession No. 0001193125-12-162520).

(g)	Not applicable.

(h)(1)	Sales Agreement between The Penn Mutual Life Insurance Company and Penn Series Funds, Inc. Incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-6 (File No. 033-54662), as filed with the SEC on April 19, 2013 (EDGAR Accession No. 0001193125-13-162523).

(i)	Not applicable.

(j)	Not applicable.

(k)	Opinion and consent of The Penn Mutual Life Insurance Company, as to the legality of the securities being registered, is to be filed by amendment.

(l)	Not applicable.

(m)	Not applicable.

(n)(1)	Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, is to be filed by amendment.

(n)(2)	Consent of counsel, Morgan, Lewis & Bockius LLP, is to be filed by amendment.

(o)	Not applicable.

(p)	Not applicable.

(q)	Amended and Restated Memorandum describing issuance, transfer and redemption procedures. Incorporated herein by reference to Exhibit (q) to the Registrant’s Registration Statement on Form N-6 (File No. 033-54662), as filed with the SEC on April 25, 2005 (EDGAR Accession No. 0000950116-05-001570).

(r)(1)	Powers of Attorney for Messrs. Santomero, Rock, Chappell and Ms. Lillie dated February 14, 2012. Incorporated herein by reference to Exhibit (r) to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-6 (File No. 033-54662), as filed with the SEC on April 25, 2012 (EDGAR Accession No. 0001193125-12-182449).

(r)(2)	Power of Attorney of Ms. Pudlin. Incorporated herein by reference to Exhibit (r)(2) to the Registrant’s Registration Statement on Form N-6 (File No. 033-54662), as filed with the SEC on April 19, 2013 (EDGAR Accession No. 0001193125-13-162523).

(r)(3)	Power of Attorney of Ms. Waring dated April 4, 2014. Incorporated herein by reference to Exhibit (r)(3) to the Registrant’s Registration Statement on From N-6 (File No. 033-54662), as filed with the SEC on April 18, 2014 (EDGAR Accession No. 0001193125-14-149074).

(r)(4)	Power of Attorney of Mr. Hunt dated April 3, 2017. Incorporated herein by reference to Exhibit (r)(4) to the Registrant’s Registration Statement on Form N-6 (File No. 033-54662), as filed with the SEC on April 18, 2017 (EDGAR Accession No. 0001193125-17-126963).

(r)(5)	Powers of Attorney of Messrs. William C. Goings and Gerard P. Cuddy and Ms. Carol J. Johnson dated July 24, 2018, April 4, 2019, and July 11, 2018, respectively. Incorporated herein by reference to Exhibit (r)(5) to the Registrant’s Registration Statement on Form N-6 (File No. 033-54662), as filed with the SEC on April 15, 2019 (EDGAR Accession No. 0001193125-17-106604).

Item 27: Directors and Officers of the Depositor

The following table sets forth the names of the executive officers of Penn Mutual and the officers and trustees of Penn Mutual who are engaged directly or indirectly in activities relating to the Separate Account or the Policies offered by the Separate Account. Unless otherwise noted, the principal business address of each of the trustees and officers is The Penn Mutual Life Insurance Company, PO Box 178, Philadelphia, Pennsylvania 19105.

Name and Principal Business Address	Position and Offices with Depositor
Eileen C. McDonnell	Chairman and Chief Executive Officer

David O’Malley	President, Chief Operating Officer and Trustee

Kevin T. Reynolds	Senior Vice President, Human Resources and Chief Legal Officer

Susan T. Deakins	Executive Vice President, Chief Financial Officer, and Treasurer

Robert E. Chappell	Trustee of Penn Mutual

Charisse R. Lillie	Trustee of Penn Mutual

Helen P. Pudlin	Trustee of Penn Mutual

Robert H. Rock	Trustee of Penn Mutual

Anthony M Santomero	Trustee of Penn Mutual

Susan D. Waring	Trustee of Penn Mutual

James S. Hunt	Trustee of Penn Mutual

Gerard P. Cuddy	Trustee of Penn Mutual

William C. Goings	Trustee of Penn Mutual

Carol J. Johnson	Trustee of Penn Mutual

Item 28: Persons Controlled By or Under Common Control with the Depositor or Registrant

Penn Mutual established Penn Mutual Variable Life Account I as a separate investment account under Pennsylvania law on January 27, 1987.

Penn Mutual Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation
The Penn Insurance and Annuity Company	Life Insurance and Annuities	Delaware
Penn Mutual Asset Management, LLC	Investment Adviser	Pennsylvania
Penn Series Funds, Inc.	Investment Company	Maryland
Penn Mutual Payroll Administration, LLC	Payroll	Pennsylvania
Independence Square Properties, LLC*	Holding Company	Delaware
Hornor, Townsend & Kent, LLC	Registered Broker-Dealer and Investment Adviser	Pennsylvania
Vantis Life Insurance Company	Life Insurance	Connecticut

Vantis Life Insurance Company

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation
Vantis Life Insurance Company of New York (a NY Corporation)	Life Insurance	New York

*	Independence Square Properties, LLC is 94.48% owned by Penn Mutual and 5.52% owned by The Penn Insurance and Annuity Company.

Penn Insurance and Annuity Company

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation
PIA Reinsurance Company of Delaware I	Reinsurance	Delaware
Dresher Run I, LLC	Holding Company	Delaware
Longevity Insurance Company, Inc.	Life Insurer	Texas

Independence Square Properties, LLC

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation
Janney Montgomery Scott LLC	Registered Broker-Dealer and Investment Adviser	Delaware

Janney Montgomery Scott LLC

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation
JMS Resources, Inc.	Investments	Pennsylvania
Janney Capital Management, LLC	Investments	Delaware

JMS Resources, Inc.

Wholly-Owned Subsidiaries

Janney Private Equity Company, Inc.	Investments	Delaware

Hornor, Townsend & Kent, LLC

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation
HTK Insurance Agency, LLC	Insurance Agents or Brokers	Pennsylvania

All subsidiaries listed above are included in the Registrant’s consolidated financial statements.

Item 29. Indemnification

Section 6.2 of the By-Laws of The Penn Mutual Life Insurance Company (“Penn Mutual” or the “Company”) provides that, in accordance with the provisions of the Section, the Company shall indemnify trustees and officers against expenses (including attorneys’ fees), judgments, fines, excise taxes and amounts paid in settlement actually incurred in connection with actions, suits and proceedings, to the extent such indemnification is not prohibited by law, and may provide other indemnification to the extent not prohibited by law. The By-Laws are filed as Exhibit 6(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 of Penn Mutual Variable Annuity Account III filed April 13, 2012 (File No. 333-177543).

Pennsylvania law (15 Pa. C.S.A. §§ 1741-1750) authorizes Pennsylvania corporations to provide indemnification to directors, officers and other persons.

Penn Mutual owns a directors and officers liability insurance policy covering liabilities that trustees and officers of Penn Mutual and its subsidiaries may incur in acting as trustees and officers.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30: Principal Underwriters

Hornor, Townsend & Kent, LLC serves as principal underwriters of the securities of the Penn Mutual Variable Life Account I. Hornor Townsend & Kent, LLC also serves as distributor of variable annuity contracts issued through Penn Mutual Variable Annuity Account III, a separate account of Penn Mutual.

Hornor, Townsend & Kent, LLC — Managers and Officers*
Timothy N. Donahue	President & Chief Executive Officer
Thomas H. Harris	Executive Vice President, Chief Distribution Officer
Greg J. Driscoll	Senior Vice President, Chief Information Officer
David Raszeja	Vice President, Financial Management and Chief Risk Officer and Manager
Franklin L. Best, Jr.	Counsel and Secretary
Charles Ingulli	Treasurer and Controller
Christopher G. Jahn	Assistant Vice President, Assurance and Auditor
Robert Kaehler	Assistant Vice President, Chief Compliance Officer
Jessica Swarr	Assistant Vice President Corporate Tax
Michael W. Williams	Assistant Vice President, Business Development & Agency Integration
Tracy Zimmerer	Managing Director, HTK Operations

*	The principal business address of the directors and officers is The Penn Mutual Life Insurance Company, PO Box 178, Philadelphia, Pennsylvania, 19105.

Commissions and Other Compensation Received by Each Principal Underwriter during the last Fiscal Year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
Hornor, Townsend & Kent, LLC	$5,742	$0	$0	$0

Item 31: Location of Accounts and Records

The name and address of the person who maintains physical possession of each account, book or other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, is as follows:

The Penn Mutual Life Insurance Company

600 Dresher Road

Horsham, Pennsylvania 19044

Item 32: Management Services

Not applicable.

Item 33: Fee Representation

The Penn Mutual Life Insurance Company represents that the fees and charges deducted under the Flexible Premium Adjustable Variable Life Insurance Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 40 to the Registration Statement on Form N-6 to be signed on its behalf, by the undersigned, thereunto duly authorized in the Township of Horsham and Commonwealth of Pennsylvania on this 30th day of September, 2019.

PENN MUTUAL VARIABLE LIFE ACCOUNT I (Registrant)

By:	THE PENN MUTUAL LIFE INSURANCE COMPANY (Depositor)

By:	/s/ Eileen C. McDonnell
Eileen C. McDonnell
Chairman and Chief Executive Officer

As required by the 1933 Act, this Post-Effective Amendment No. 40 to the Registration Statement on Form N-6 has been signed below by the following persons, in the capacities indicated, on the 30th day of September, 2019.

Signature	Title

/s/ Eileen C. McDonnell	Chairman and Chief Executive Officer
Eileen C. McDonnell

/s/ David M. O’Malley	President, Chief Operating Officer and Trustee
David M. O’Malley

*ROBERT E. CHAPPELL	Trustee

*GERARD P. CUDDY	Trustee

*WILLIAM C. GOINGS	Trustee

*CAROL J. JOHNSON	Trustee

*CHARISSE R. LILLIE	Trustee

*HELEN P. PUDLIN	Trustee

*ROBERT H. ROCK	Trustee

*ANTHONY M SANTOMERO	Trustee

*SUSAN D. WARING	Trustee

*JAMES S. HUNT	Trustee

*By: /s/ Eileen C. McDonnell
Eileen C. McDonnell, attorney-in-fact